Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Capitalized leases
2016	¥ 7,601
2017	6,786
2018	6,089
2019	5,339
2020	3,346
2021 and thereafter	1,060
Total minimum lease/rental payments	30,221
Amount representing interest	1,092
Present value of minimum lease payments	29,129
Operating leases
2016	48,614
2017	44,069
2018	39,267
2019	33,699
2020	30,706
2021 and thereafter	54,040
Total minimum lease/rental payments	¥ 250,395